Statements of Stockholders’ Equity (Unaudited) - USD ($)	Common Stock	Additional Paid in Capital	Retained Earnings	Total
Balance at Dec. 31, 2019	$ 1,000		$ 598,474	$ 599,474
Balance (in Shares) at Dec. 31, 2019	10,000,000
Net Earnings			1,028,280	1,028,280
Balance at Dec. 31, 2020	$ 1,000		1,626,754	1,627,754
Balance (in Shares) at Dec. 31, 2020	10,000,000
Balance at Dec. 31, 2020	$ 1,000		1,626,755	1,627,755
Balance (in Shares) at Dec. 31, 2020	10,000,000
Net Earnings			(290,085)	(290,085)
Balance at Mar. 31, 2021	$ 1,000		1,336,670	1,337,670
Balance (in Shares) at Mar. 31, 2021	10,000,000
Balance at Dec. 31, 2020	$ 1,000		1,626,755	1,627,755
Balance (in Shares) at Dec. 31, 2020	10,000,000
Balance at Dec. 31, 2020	$ 1,000		1,626,754	1,627,754
Balance (in Shares) at Dec. 31, 2020	10,000,000
IPO Stock Issuance, Net of Expenses	$ 499	17,944,652		17,945,151
IPO Stock Issuance, Net of Expenses (in Shares)	4,987,951
PIPE Stock Issuance, Net	$ 437	19,778,614		19,779,051
PIPE Stock Issuance, Net (in Shares)	4,371,926
IPO Warrants Exercised	$ 39	1,871,179		1,871,218
IPO Warrants Exercised (in Shares)	387,867
Stock-Based Compensation	$ 1	153,204		153,205
Stock-Based Compensation (in Shares)	6,108
Net Earnings			235,240	235,240
Balance at Dec. 31, 2021	$ 1,976	39,747,649	1,861,994	41,611,619
Balance (in Shares) at Dec. 31, 2021	19,753,852
IPO Warrants Exercised	$ 27	1,307,335		1,307,362
IPO Warrants Exercised (in Shares)	271,589
Asset Acquisition	$ 5	99,995		100,000
Asset Acquisition (in Shares)	46,083
Stock-Based Compensation	$ 6	118,686		118,692
Stock-Based Compensation (in Shares)	56,264
Net Earnings			(545,814)	(545,814)
Balance at Mar. 31, 2022	$ 2,014	$ 41,273,665	$ 1,316,180	$ 42,591,859
Balance (in Shares) at Mar. 31, 2022	20,127,788